Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee has a practice of generally granting stock options on a predetermined grant date, or in some cases on regularly scheduled Compensation Committee meetings when they determine appropriate. Annual equity awards, including stock options, are typically granted shortly following the Company’s release of the financial results for the prior fiscal year through the filing of a Current Report on Form 8-K and accompanying earnings release and earnings call. However, the grant date for PRSUs may be delayed pending final determination of all performance terms necessary to constitute an effective grant under financial accounting rules. Additionally, our Compensation Committee generally approves the granting of equity awards, including stock options, in connection with the commencement of employment or promotion of our NEOs, and from time to time as otherwise determined appropriate by our Compensation Committee. Our eligible non-employee directors receive automatic grants of initial and annual RSUs and/or stock options at the time of a director’s initial appointment or election to the Board of Directors and as of the date of each annual meeting of our stockholders, in accordance with our director compensation policy as further described under the section entitled “Director Compensation Summary” below. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features or other equity awards.
The Company does not grant equity awards in anticipation of the release of material nonpublic information (“MNPI”) and we do not time the release of MNPI based on equity award grant dates or for the purposes of affecting the value of executive compensation.

Award Timing Method
The Compensation Committee has a practice of generally granting stock options on a predetermined grant date, or in some cases on regularly scheduled Compensation Committee meetings when they determine appropriate. Annual equity awards, including stock options, are typically granted shortly following the Company’s release of the financial results for the prior fiscal year through the filing of a Current Report on Form 8-K and accompanying earnings release and earnings call. However, the grant date for PRSUs may be delayed pending final determination of all performance terms necessary to constitute an effective grant under financial accounting rules. Additionally, our Compensation Committee generally approves the granting of equity awards, including stock options, in connection with the commencement of employment or promotion of our NEOs, and from time to time as otherwise determined appropriate by our Compensation Committee. Our eligible non-employee directors receive automatic grants of initial and annual RSUs and/or stock options at the time of a director’s initial appointment or election to the Board of Directors and as of the date of each annual meeting of our stockholders, in accordance with our director compensation policy as further described under the section entitled “Director Compensation Summary” below. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features or other equity awards.
The Company does not grant equity awards in anticipation of the release of material nonpublic information (“MNPI”) and we do not time the release of MNPI based on equity award grant dates or for the purposes of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
The Compensation Committee has a practice of generally granting stock options on a predetermined grant date, or in some cases on regularly scheduled Compensation Committee meetings when they determine appropriate. Annual equity awards, including stock options, are typically granted shortly following the Company’s release of the financial results for the prior fiscal year through the filing of a Current Report on Form 8-K and accompanying earnings release and earnings call. However, the grant date for PRSUs may be delayed pending final determination of all performance terms necessary to constitute an effective grant under financial accounting rules. Additionally, our Compensation Committee generally approves the granting of equity awards, including stock options, in connection with the commencement of employment or promotion of our NEOs, and from time to time as otherwise determined appropriate by our Compensation Committee. Our eligible non-employee directors receive automatic grants of initial and annual RSUs and/or stock options at the time of a director’s initial appointment or election to the Board of Directors and as of the date of each annual meeting of our stockholders, in accordance with our director compensation policy as further described under the section entitled “Director Compensation Summary” below. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features or other equity awards.

MNPI Disclosure Timed for Compensation Value	true